Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

(19)  Valuation and Qualifying Accounts

We have established reserves against accounts receivable for doubtful accounts, product returns, discounts and other allowances. The activity in the table below includes all accounts receivable reserves. Provisions for doubtful accounts are recorded as a component of general and administrative expenses. Provisions for returns, discounts and other allowances are charged against net product sales. The following table sets forth activities in our accounts receivable reserve accounts (in thousands):

	Balance at Beginning of Period	Provision	Amounts Charged Against Reserves	Balance at End of Period
Year ended December 31, 2010	$12,462	$14,021	$(6,102)	$20,381
Year ended December 31, 2011	$20,381	$23,614	$(19,418)	$24,577
Year ended December 31, 2012	$24,577	$43,731	$(31,912)	$36,396

We have established reserves against obsolete and slow-moving inventories. The activity in the table below includes all inventory reserves. Provisions for obsolete and slow-moving inventories are recorded as a component of cost of net product sales. The following table sets forth activities in our inventory reserve accounts (in thousands):

	Balance at Beginning of Period	Provision	Amounts Charged Against Reserves	Balance at End of Period
Year ended December 31, 2010	$12,632	$6,269	$(6,593)	$12,308
Year ended December 31, 2011	$12,308	$6,144	$(4,843)	$13,609
Year ended December 31, 2012	$13,609	$13,587	$(5,374)	$21,822